Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases	Impairment loss was recognized as the adverse changes in the business climate negatively impact the Group’s business operations. No impairment of ROU assets was recognized during the years ended March 31, 2023 and 2025.
	2023		2024		2025
	$		$		$

Operating lease cost	888	*	696	*	689	*
Weighted Average Remaining Lease Term - Operating leases	8.15 years		8.77 years		8.75 years
Weighted Average Discount Rate - Operating leases	7.56%^		8.06%^		8.14%^

*	Included unconditional government subsidy $247, $nil and $nil for factory space and dormitories located in Shenzhen in 2023, 2024 and 2025 respectively.

^	The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2025:

Operating leases
$
Year ending March 31,
2026	641
2027	42
2028	-
2029	-
2030	-
Thereafter	1,213
Total undiscounted cash flows	1,896
Less: imputed interest	(1,086)
Present value of lease liabilities	810